Cover	Jul. 15, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 17, 2020, 3D Systems Corporation (the “Company”) announced the departures of Philip C. Schultz, Executive Vice President, Operations, effective August 15, 2020, and Herbert Koeck, Executive Vice President, Global Go-To-Market, effective September 15, 2020, as part of a realignment of the Company’s organizational structure.
Document Period End Date	Jul. 15, 2020
Entity File Number	001-34220
Entity Registrant Name	3D SYSTEMS CORPORATION
Entity Central Index Key	0000910638
Entity Tax Identification Number	95-4431352
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	(803)
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false